Significant Events in the Reporting Period - Schedule of Development in Deferred Tax Assets (Liabilities) (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Development in deferred tax assets/(liabilities)
January 1,	€ (9,623)
Deferred income tax (expense)/income, through profit or loss	667,399
Deferred income tax (expense)/income, through equity	40,632
Foreign exchange translation	868
June 30,	699,276
Classified in the statement of financial position
Deferred tax assets	699,276
Deferred tax liabilities	0	€ 9,623
Total deferred tax assets/(liabilities) at June 30	€ 699,276	€ (9,623)